Stock-based Compensation, Options Outstanding and Exercisable (Q3) (Details) - Stock Options [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Options, Outstanding [Abstract]
Number Outstanding (in shares)	450,000	455,000
Weighted Average Remaining Contractual Life	5 years 4 months 24 days	6 years 29 days
Weighted Average Exercise Price (in dollars per share)	$ 1.62	$ 1.67
Aggregate Intrinsic Value	$ 22,000,000	$ 0
Options, Exercisable [Abstract]
Number Outstanding ( in shares)	360,000	275,000
Weighted Average Exercise Price (in dollars per share)	$ 1.62	$ 1.70
Aggregate Intrinsic Value	$ 22,000,000	$ 0
Grant Date February 24, 2016 [Member]
Options, Outstanding [Abstract]
Number Outstanding (in shares)	450,000	450,000
Weighted Average Remaining Contractual Life	5 years 4 months 24 days	6 years 1 month 24 days
Weighted Average Exercise Price (in dollars per share)	$ 1.62	$ 1.62
Options, Exercisable [Abstract]
Number Outstanding ( in shares)	360,000	270,000
Weighted Average Exercise Price (in dollars per share)	$ 1.62	$ 1.62